Operations and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Operations and Principal Activities
Summary of the Company's major subsidiaries and VIE

As of December 31, 2024, the Company’s major subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

Place and year of
	Incorporation/acquisition	Principal activities
Major Subsidiaries
Zhihu Technology (HK) Limited	Hong Kong, 2011	Investment holding
Zhizhe Sihai (Beijing) Technology Co., Ltd.	PRC, 2012	Technology, business support and consulting service in the PRC
Beijing Zhihu Network Technology Co., Ltd.	PRC, 2018	Information and marketing service in the PRC
Shanghai Zhishi Technology Co., Ltd.	PRC, 2021	Technology and consulting service in the PRC
Zhizhe Information Technology Services Chengdu Co., Ltd.	PRC, 2016	Technology, business support in the PRC
Chengdu Zhizhewanjuan Technology Co., Ltd.	PRC, 2017	Information transmission, software and information technology service in the PRC
Wuhan Bofeng Technology Co., Ltd.	PRC, 2023	Technology and consulting service in the PRC

VIEs
Beijing Zhizhe Tianxia Technology Co., Ltd.	PRC, 2011	Internet service in the PRC
Shanghai Pinzhi Education Technology Co., Ltd.	PRC, 2021	Vocational training in the PRC
Wuhan Xinyue Network Technology Co., Ltd.	PRC, 2023	Information and consulting service in the PRC

VIEs’ subsidiaries
Beijing Leimeng Shengtong Cultural Development Co., Ltd.	PRC, 2017	Audio-Visual Permit holder in the PRC
Wuhan Zhibo Wenshuo Technology Co., Ltd.	PRC, 2023	Internet service in the PRC

Summary of the consolidated financial information of the Group's VIE and its subsidiaries

The following consolidated financial information of the Group’s VIEs and their subsidiaries as of December 31, 2023 and 2024 and for the years ended December 31, 2022, 2023 and 2024 was included in the accompanying consolidated financial statements of the Group as follows (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	358,635	496,891
Short-term investments	85,301	5,624
Restricted cash	—	900
Trade receivables	115,888	70,894
Amounts due from related parties	1,869	11,062
Amounts due from Group companies	34,099	47,479
Prepayments and other current assets	81,290	86,390
Non-current assets:
Property and equipment, net	489	456
Intangible assets, net	107,481	41,542
Goodwill	168,246	103,514
Right-of-use assets	4,205	2,320
Other non-current assets	7,855	378
Total assets	965,358	867,450

Current liabilities
Accounts payable and accrued liabilities	275,469	208,525
Salary and welfare payables	22,415	13,111
Taxes payable	10,708	4,885
Contract liabilities	231,308	195,507
Amounts due to related parties	2,787	2,586
Amounts due to Group companies (a)	274,808	390,742
Short-term lease liabilities	1,477	2,063
Other current liabilities	24,247	22,159
Non-current liabilities
Long-term lease liabilities	2,003	85
Deferred tax liabilities	19,919	4,595
Other non-current liabilities	87,368	3,957
Total liabilities	952,509	848,215

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Inter-company revenues	866	485	569
Third-party revenues	1,548,003	2,445,830	2,296,096
Inter-company cost (a)	(582,440)	(804,488)	(721,936)
Third-party cost	(618,365)	(845,458)	(701,990)
Gross Profit	348,064	796,369	872,739
Operating expenses (a)	(361,723)	(847,972)	(897,583)
Other income	9,452	20,302	26,664
(Loss)/Income before income tax	(4,207)	(31,301)	1,820
Income tax (expenses)/benefits	(6,948)	(7,070)	6,453
Net (loss)/income	(11,155)	(38,371)	8,273
Net loss/(income) attributable to noncontrolling interests	128	1,758	(946)
Net (loss)/income attributable to the Company	(11,027)	(36,613)	7,327

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Purchases of goods and services from Group Companies(a)	(906,100)	(878,010)	(696,877)
Operating activities with external parties	727,853	1,093,734	722,064
Net cash (used in)/provided by operating activities	(178,247)	215,724	25,187
Purchases of short-term investments	(1,513,535)	(431,000)	(1,202,944)
Proceeds of maturities of short-term investments	1,924,071	387,014	1,286,977
Other investing activities with external parties	(40,843)	(63,862)	11,594
Net cash provided by/(used in) investing activities	369,693	(107,848)	95,627
Capital contribution from shareholders	—	—	18,342
Net cash provided by financing activities	—	—	18,342
Net increase in cash and cash equivalents	191,446	107,876	139,156
Cash and cash equivalents at beginning of the year	59,313	250,759	358,635
Cash, cash equivalents and restricted cash at end of the year	250,759	358,635	497,791

(a)	VIEs have incurred RMB572.3 million, RMB857.4 million and RMB670.6 million in fees related to services provided by the WFOEs and WFOEs concurrently recognized the same amounts as revenues for the years ended December 31, 2022, 2023 and 2024, respectively. In 2022, 2023, and 2024, the total amount of such service fees that VIEs paid to the relevant WFOEs under the relevant agreements was RMB896.3 million, RMB834.5 million and RMB695.9 million, respectively. Unsettled balance of such transactions was RMB130.8 million and RMB136.2 million as of December 31, 2023 and 2024, respectively.